SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 8: SUBSEQUENT EVENTS

On August 5, 2013, at the Company's 2013 Annual General Meeting of Shareholders, the Shareholders approved an amendment to the Company's Articles of Incorporation, increasing the Company's authorized Ordinary Shares from 20,000,000 to 40,000,000 with nominal (par) value remaining unchanged at NIS 0.6 per share.